Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GOODWILL [Abstract]
Beginning balance	$ 5,908,000	$ 5,565,000
Foreign currency translation adjustment	(283,000)	343,000
Ending balance	5,625,000	5,908,000	$ 5,565,000
Impairment loss	0	$ 0	$ 0
Accumulated goodwill impairment	$ 0